Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories
8.	Inventories

	2010	2009	2008

Raw materials	$79,037,913	$57,279,287	$76,299,347
Work in progress	86,234,857	102,538,543	53,674,794
Finished goods	48,131,729	33,887,365	41,662,727

	$213,404,499	$193,705,195	$171,636,868

In 2010, 2009 and 2008, inventory write downs of $19,893,861, $26,296,168, and $40,818,979 respectively, were recorded in cost of sales to reflect the lower of cost or market adjustments.